Related Party Transactions	9 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

5. Related Party Transactions

Notes payable – related parties

Telupay PLC issued short-term promissory notes totaling $316,540 as of March 31, 2013 to certain directors. The notes bear interest at 10%, are unsecured, and matured 60 days from date of issuance. These notes are currently in default, unsecured and due on demand. These directors have not demanded repayment.

Convertible notes payable – related party

Telupay PLC issued two unsecured convertible 6% demand promissory notes totaling $175,000 to a former director of Telupay PLC. As of December 31, 2013, these convertible notes were converted into common shares of Telupay prior to the merger.

Dispute with former director

On July 1, 2013, Telupay PLC entered into a settlement agreement to settle notes payable and other liabilities. Pursuant to the agreement, the Company agreed to convert outstanding amounts claimed under notes payables to 2,523,414 Telupay PLC shares; outstanding consulting fees of 1,125,000 Telupay PLC shares and outstanding fees in total amount of $90,000 was settled according to terms set in the agreement.

Executive compensation

Telupay PLC entered into executive service agreements with three directors.

Two directors, who are also officers, are entitled to monthly compensation of $7,500. During 2012, the monthly compensation was amended to $3,750 in cash and $3,750 in share-based compensation. The third director is entitled to monthly compensation of $5,000. During 2012, the monthly compensation was amended to $2,500 in cash and $2,500 in share-based compensation. On June 25, 2013, the Board of Directors authorized directors’ monthly compensation to 50% paid in cash and 50% paid in shares. On October 4, 2013 the Board of Directors approved the retroactive full cash compensation for the Company’s three directors beginning July 2013.

Share-based compensation

Telupay Plc cancelled the contractor agreements with one director and an officer ending the issuance of share-based compensation effective October 31, 2013.

Due to former officer/director of i-Level

The Company’s former officer/director was paid $4,000 per month for services rendered up to September 24, 2013. As at December 31, 2013 a total of $106,200 was owed. This amount is unsecured, non-interest bearing and due on demand.